Federated Hermes Fund for U.S. Government Securities
(formerly, Federated Fund for U.S. Government Securities)
Portfolio of Investments
June 30, 2020 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—87.9%
	Federal Home Loan Mortgage Corporation—33.9%
$1,531,807	2.500%, 9/1/2034	$1,610,752
1,034,089	3.000%, 3/1/2032	1,106,649
1,195,274	3.000%, 2/1/2033	1,283,627
1,727,091	3.000%, 1/1/2043	1,871,673
601,986	3.000%, 10/1/2045	645,985
1,179,193	3.000%, 11/1/2045	1,265,379
1,107,916	3.000%, 10/1/2046	1,168,466
1,883,700	3.000%, 10/1/2046	2,036,094
1,301,482	3.000%, 11/1/2046	1,372,610
2,932,115	3.000%, 1/1/2047	3,092,360
3,544,984	3.000%, 2/1/2047	3,738,722
2,274,264	3.000%, 8/1/2049	2,393,581
7,315,964	3.500%, 7/1/2042	7,972,509
4,465,788	3.500%, 9/1/2043	4,849,808
1,954,527	3.500%, 5/1/2046	2,134,815
2,134,838	3.500%, 10/1/2046	2,266,379
2,097,322	3.500%, 10/1/2046	2,250,802
1,246,882	3.500%, 11/1/2047	1,317,866
428,716	4.000%, 8/1/2025	453,331
4,403,713	4.000%, 12/1/2041	4,817,957
640,181	4.000%, 1/1/2042	700,401
1,822,840	4.000%, 9/1/2047	1,942,473
1,324,212	4.000%, 10/1/2047	1,419,065
1,052,189	4.000%, 11/1/2047	1,120,586
1,494,542	4.000%, 12/1/2047	1,591,694
749,374	4.000%, 2/1/2048	799,304
942,345	4.000%, 4/1/2048	1,002,130
766,021	4.000%, 6/1/2048	827,115
63,897	4.500%, 2/1/2024	66,793
151,692	4.500%, 6/1/2024	159,008
148,928	4.500%, 11/1/2039	165,880
429,322	4.500%, 4/1/2040	478,192
605,613	4.500%, 5/1/2040	674,550
1,014,898	4.500%, 5/1/2040	1,130,425
307,766	4.500%, 8/1/2040	342,319
1,348,426	4.500%, 9/1/2040	1,499,812
840,800	4.500%, 9/1/2040	935,195
1,456,874	4.500%, 9/1/2041	1,619,069
353,397	4.500%, 2/1/2048	389,517
396,561	5.000%, 1/1/2034	451,340
853,149	5.000%, 5/1/2034	971,967
98,618	5.000%, 2/1/2039	113,665
315,799	5.000%, 3/1/2039	361,399
214,716	5.000%, 7/1/2039	245,720

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$642,261	5.000%, 9/1/2039	$735,000
833,560	5.000%, 10/1/2039	953,922
1,868	5.500%, 3/1/2021	1,889
2,484,829	5.500%, 5/1/2034	2,878,493
357,354	5.500%, 12/1/2035	416,124
398,430	5.500%, 5/1/2036	463,586
507,188	5.500%, 6/1/2036	593,122
25,371	5.500%, 6/1/2036	29,734
52,608	5.500%, 9/1/2037	61,602
24,124	6.000%, 2/1/2032	27,881
202,658	6.500%, 10/1/2037	241,770
24,169	6.500%, 4/1/2038	28,850
43,429	6.500%, 10/1/2038	51,988
4,659	6.500%, 10/1/2038	5,563
256	7.500%, 1/1/2021	257
43,456	7.500%, 1/1/2027	48,880
2,674	7.500%, 12/1/2029	3,138
65,155	7.500%, 5/1/2030	74,281
19,208	7.500%, 1/1/2031	22,626
37,540	7.500%, 2/1/2031	44,200
4,555	7.500%, 8/1/2031	5,392
	TOTAL	73,345,282
	Federal National Mortgage Association—40.9%
1,019,625	2.500%, 2/1/2028	1,072,747
915,961	2.500%, 9/1/2034	963,167
1,151,660	2.500%, 9/1/2034	1,205,542
1,844,345	3.000%, 10/1/2046	1,945,141
2,819,268	3.000%, 11/1/2046	3,007,705
2,766,943	3.000%, 11/1/2046	2,918,161
1,912,443	3.000%, 1/1/2047	2,016,961
1,872,710	3.000%, 1/1/2047	1,975,056
807,320	3.000%, 2/1/2047	875,156
2,896,647	3.000%, 7/1/2049	3,048,617
8,087,806	3.500%, 9/1/2042	8,856,583
4,355,084	3.500%, 12/1/2042	4,729,583
1,074,851	3.500%, 8/1/2046	1,141,080
5,572,679	3.500%, 8/1/2046	5,984,226
1,566,404	3.500%, 9/1/2046	1,678,584
3,010,797	3.500%, 10/1/2047	3,221,715
943,930	3.500%, 11/1/2047	995,897
1,761,719	3.500%, 1/1/2048	1,918,717
3,717,987	4.000%, 12/1/2031	3,994,529
1,052,514	4.000%, 2/1/2041	1,151,849
2,689,416	4.000%, 12/1/2041	2,943,242
3,732,763	4.000%, 3/1/2042	4,128,220
2,096,242	4.000%, 4/1/2042	2,291,464
2,538,376	4.000%, 6/1/2044	2,766,841
331,487	4.000%, 9/1/2046	359,225
1,241,094	4.000%, 6/1/2047	1,343,509

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$899,709	4.000%, 11/1/2047	$960,078
1,305,461	4.000%, 12/1/2047	1,409,577
662,104	4.000%, 1/1/2048	717,807
1,006,167	4.000%, 2/1/2048	1,071,572
803,979	4.000%, 2/1/2048	857,547
486,613	4.000%, 2/1/2048	521,773
1,140,397	4.000%, 2/1/2048	1,212,033
1,472,545	4.000%, 2/1/2048	1,568,267
433,720	4.000%, 3/1/2048	460,965
859,019	4.000%, 5/1/2048	914,591
333,947	4.000%, 6/1/2048	355,550
1,036,713	4.000%, 6/1/2048	1,102,160
888,652	4.500%, 10/1/2040	988,420
2,405,060	4.500%, 3/1/2041	2,671,315
70,224	4.500%, 6/1/2041	77,889
184,202	5.000%, 1/1/2024	193,257
1,013,348	5.000%, 7/1/2034	1,156,877
76,743	5.000%, 11/1/2035	88,022
286,226	5.000%, 1/1/2039	330,502
753,813	5.000%, 7/1/2039	862,660
127,300	5.000%, 10/1/2039	145,682
854,013	5.000%, 11/1/2039	977,329
348,560	5.000%, 12/1/2039	398,890
81,104	5.000%, 1/1/2040	92,713
457,355	5.500%, 9/1/2034	533,074
8,891	6.000%, 10/1/2028	10,078
6,147	6.000%, 11/1/2028	6,978
17,287	6.000%, 12/1/2028	19,570
10,559	6.000%, 12/1/2028	11,890
7,814	6.000%, 12/1/2028	8,774
471	6.000%, 12/1/2028	530
8,537	6.000%, 12/1/2028	9,224
15,582	6.000%, 1/1/2029	17,533
1,780	6.000%, 1/1/2029	1,997
7,110	6.000%, 1/1/2029	7,976
2,280	6.000%, 1/1/2029	2,563
409	6.000%, 1/1/2029	462
501	6.000%, 3/1/2029	568
541	6.000%, 3/1/2029	617
37,987	6.000%, 5/1/2029	42,775
34,096	6.000%, 5/1/2029	38,463
508	6.000%, 11/1/2029	573
28,793	6.000%, 11/1/2029	32,559
4,217	6.000%, 4/1/2031	4,848
440,550	6.000%, 11/1/2034	517,499
32,307	6.000%, 5/1/2036	38,356
31,059	6.000%, 6/1/2036	37,054
64,512	6.000%, 7/1/2036	77,147
149,806	6.000%, 9/1/2037	179,180

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$140,771	6.000%, 2/1/2038	$168,830
80,272	6.000%, 4/1/2038	96,465
33,614	6.500%, 5/1/2031	38,725
28,024	6.500%, 6/1/2031	32,229
28,835	6.500%, 4/1/2032	33,554
171,746	6.500%, 9/1/2036	203,711
463,758	6.500%, 8/1/2037	551,106
58,366	7.000%, 8/1/2028	66,355
35,336	7.000%, 10/1/2028	40,131
20,511	7.000%, 6/1/2029	23,634
6,334	7.000%, 11/1/2031	7,460
192	7.000%, 11/1/2031	226
63,633	7.000%, 12/1/2031	74,479
5,781	7.000%, 12/1/2031	6,821
2,604	7.000%, 12/1/2031	3,078
1,016	7.000%, 1/1/2032	1,193
982	7.500%, 1/1/2030	1,153
	TOTAL	88,618,431
	Government National Mortgage Association—3.7%
3,256,426	3.500%, 2/20/2048	3,535,185
922,728	3.500%, 10/20/2049	970,501
1,203,495	3.500%, 11/20/2049	1,269,284
206,279	5.000%, 11/20/2038	235,034
70,769	5.000%, 12/20/2038	80,582
128,909	5.000%, 5/20/2039	146,717
503,555	5.000%, 8/20/2039	573,118
229,090	5.000%, 9/20/2039	260,737
213,609	5.500%, 12/20/2038	248,592
181,076	6.000%, 9/20/2038	212,581
20,389	7.500%, 12/15/2023	21,704
9,456	7.500%, 1/15/2026	10,561
10,395	7.500%, 2/15/2026	11,451
173,225	7.500%, 2/15/2028	197,283
3,408	7.500%, 6/15/2029	3,807
621	7.500%, 7/15/2029	722
741	7.500%, 7/15/2029	853
548	7.500%, 7/15/2029	574
4,011	7.500%, 9/15/2029	4,607
489	7.500%, 9/15/2029	565
6,271	7.500%, 10/15/2029	7,229
5,393	7.500%, 10/15/2029	6,289
2,078	7.500%, 10/15/2029	2,335
10,028	7.500%, 10/15/2029	11,630
52,460	7.500%, 6/15/2030	61,265
28,726	7.500%, 6/15/2030	33,645
39,701	7.500%, 7/15/2030	46,364
71,531	8.250%, 10/15/2030	84,408
	TOTAL	8,037,623

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
	[1]	Uniform Mortgage-Backed Securities, TBA—9.4%
$8,500,000		2.500%, 7/1/2050	$8,857,930
4,000,000		2.500%, 7/16/2035	4,186,562
7,000,000		3.000%, 7/1/2050	7,369,414
		TOTAL	20,413,906
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $176,917,413)	190,415,242
		ASSET-BACKED SECURITIES—1.5%
		Auto Receivables—1.4%
2,122,000		Santander Drive Auto Receivabl 2020-1, Class A3, 3.650%, 2/15/2024	2,132,188
900,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	894,534
		TOTAL	3,026,722
		Other—0.1%
219,002		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	221,182
41,836		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	41,930
20,263		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	20,244
		TOTAL	283,356
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,262,146)	3,310,078
		COLLATERALIZED MORTGAGE OBLIGATIONS—10.3%
	[2]	Federal Home Loan Mortgage Corporation—2.1%
682,789		REMIC, Series 4273, Class PF, 2.076% (1-month USLIBOR +0.400%), 11/15/2043	684,686
344,044		REMIC, Series 4901, Class GF, 0.634% (1-month USLIBOR +0.450%), 7/25/2049	343,697
3,565,490		REMIC, Series 4937, Class MF, 1.154% (1-month USLIBOR +0.450%), 12/25/2049	3,576,684
		TOTAL	4,605,067
	[2]	Federal National Mortgage Association—5.4%
655,789		REMIC, Series 2017-90, Class WF, 0.534% (1-month USLIBOR +0.350%), 11/25/2047	655,089
6,526,159		REMIC, Series 2018-71, Class FA, 0.484% (1-month USLIBOR +0.300%), 9/25/2048	6,505,895
916,295		REMIC, Series 2019-30, Class FB, 0.584% (1-month USLIBOR +0.400%), 7/25/2049	917,843
899,010		REMIC, Series 2019-39, Class FA, 0.584% (1-month USLIBOR +0.400%), 8/25/2049	897,993
455,064		REMIC, Series 2019-47, Class FB, 0.584% (1-month USLIBOR +0.400%), 5/25/2040	455,809
2,153,049		REMIC, Series 2019-56, Class AF, 0.584% (1-month USLIBOR +0.400%), 10/25/2049	2,158,131
		TOTAL	11,590,760
		Government National Mortgage Association—2.0%
2,180,966	[2]	REMIC, Series 2013-158, Class AB, 3.017% (1-month USLIBOR +0.000%), 8/16/2053	2,304,210
1,913,291		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	2,003,827
		TOTAL	4,308,037
		Non-Agency Mortgage-Backed Securities—0.8%
209,663		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	126,641
944,641		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	965,038
55,419	[3]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	32,991
709,606		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	693,638
		TOTAL	1,818,308
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $22,186,696)	22,322,172
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.2%
		Agency Commercial Mortgage-Backed Securities—2.2%
2,344,351		FHLMC REMIC, Series K106, Class A1, 1.783%, 5/25/2029	2,467,774
2,134,000		FHLMC REMIC, Series K727, Class A2, 2.946%, 7/25/2024	2,292,711
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,594,377)	4,760,485

Principal Amount or Shares		Value
	INVESTMENT COMPANY—7.3%
15,716,096	Federated Hermes Government Obligations Fund, Premier Shares, 0.11%[4] (IDENTIFIED COST $15,716,096)	$15,716,096
	TOTAL INVESTMENT IN SECURITIES—109.2% (IDENTIFIED COST $222,676,728)	236,524,073
	OTHER ASSETS AND LIABILITIES - NET—(9.2)%[5]	(19,998,159)
	TOTAL NET ASSETS—100%	$216,525,914
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2020, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 3/31/2020	11,956,081
Purchases/Additions	24,559,282
Sales/Reductions	(20,799,267)
Balance of Shares Held 6/30/2020	15,716,096
Value	$15,716,096
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$4,641
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$190,415,242	—	$190,415,242
Asset-Backed Securities	—	3,310,078	—	3,310,078
Collateralized Mortgage Obligations	—	22,322,172	—	22,322,172
Commercial Mortgage-Backed Securities	—	4,760,485	—	4,760,485
Investment Company	15,716,096	—	—	15,716,096
TOTAL SECURITIES	$15,716,096	$220,807,977	$—	$236,524,073
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit